Non-current assets held for sale (Tables)	6 Months Ended
Jun. 30, 2020
Non-current assets held for sale
Schedule of non-current assets
The detail, by nature, of the Group’s non-current assets held for sale at 30 June 2020 and 31 December 2019 is as follows presented by nature:

	Million euros
	30-06-2020	31-12-2019
Tangible assets	4,636	4,588
Of which:
Foreclosed assets	4,363	4,485
Of which: Property assets in Spain	3,718	3,667
Other tangible assets held for sale	273	103
Other assets	283	13
	4,919	4,601